UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		60
Form 13F Information Table Value Total:		107513 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1919	24250	SHRS		SOLE		24250
Abbott Laboratories	COM	002824100	1889	34256	SHRS		SOLE		34256
AstraZeneca PLC		COM	046353108	1020	26875	SHRS		SOLE		26875
AT&T			COM	00206R102	460	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	2266	53450	SHRS		SOLE		53450
Berkshire Hathaway B	COM	084670207	3820	854	SHRS		SOLE		854
Boeing Company		COM	097023105	612	8234	SHRS		SOLE		8234
BP PLC			COM	055622104	1226	20210	SHRS		SOLE		20210
Canon Inc		COM	138006309	2228	48052	SHRS		SOLE		48052
Cascade Bancorp		COM	147154108	315	32900	SHRS		SOLE		32900
Cascade Finl Corp	COM	147272108	138	11341	SHRS		SOLE		11341
Cisco Systems		COM	17275r102	1607	66724	SHRS		SOLE		66724
CityBank		COM	17770a109	1453	65239	SHRS		SOLE		65239
Coca Cola		COM	191216100	3274	53790	SHRS		SOLE		53790
ConocoPhillips		COM	20825c104	1610	21128	SHRS		SOLE		21128
Consolidated Edison	COM	209115104	1948	49075	SHRS		SOLE		49075
Costco Wholesale	COM	22160k105	2984	45922	SHRS		SOLE		45922
Daktronics Inc		COM	234264109	928	51825	SHRS		SOLE		51825
Danaher Inc		COM	235851102	477	6270	SHRS		SOLE		6270
EMC Corp		COM	268648102	1319	92010	SHRS		SOLE		92010
Emerson Electric	COM	291011104	1397	27140	SHRS		SOLE		27140
Encana Corp		COM	292505104	1550	20460	SHRS		SOLE		20460
Exxon Mobil		COM	30231g102	2935	34705	SHRS		SOLE		34705
Frontier Financial	COM	35907k105	1685	95303	SHRS		SOLE		95303
General Electric	COM	369604103	2656	71768	SHRS		SOLE		71768
Gilead Sciences		COM	375558103	227	4400	SHRS		SOLE		4400
GlaxoSmithKline PLC	COM	37733w105	1523	35900	SHRS		SOLE		35900
Hewlett-Packard		COM	428236103	2032	44513	SHRS		SOLE		44513
Horizon Financial	COM	44041f105	1533	111035	SHRS		SOLE		111035
Ingersoll-Rand Ltd	COM	G4776g101	1623	36400	SHRS		SOLE		36400
Intel Corp		COM	458140100	2554	120564	SHRS		SOLE		120564
IShares Japan		COM	464286848	2350	189975	SHRS		SOLE		189975
IShares Switzerland	COM	464286749	2765	106850	SHRS		SOLE		106850
Johnson & Johnson	COM	478160104	3280	50568	SHRS		SOLE		50568
Kimberly Clark		COM	494368103	2011	31140	SHRS		SOLE		31140
Marriott Int'l		COM	571903202	1849	53800	SHRS		SOLE		53800
Medtronic Inc		COM	585055106	871	17997	SHRS		SOLE		17997
Microsoft		COM	594918104	4990	175825	SHRS		SOLE		175825
Newmont Mining Corp	COM	651639106	1766	38975	SHRS		SOLE		38975
Novo Nordisk AS		COM	670100205	1570	22670	SHRS		SOLE		22670
Occidental Pete		COM	674599105	841	11500	SHRS		SOLE		11500
Paccar			COM	693718108	3526	78361	SHRS		SOLE		78361
Pepsico			COM	713448108	3189	44168	SHRS		SOLE		44168
Pfizer			COM	717081103	438	20938	SHRS		SOLE		20938
Plum Creek Timber	COM	729251108	1323	32516	SHRS		SOLE		32516
Procter & Gamble	COM	742718109	3522	50258	SHRS		SOLE		50258
Puget Energy		COM	745310102	1057	40846	SHRS		SOLE		40846
Royal Dutch Shell A	COM	780259206	1797	26050	SHRS		SOLE		26050
Schlumberger Ltd	COM	806857108	1046	12020	SHRS		SOLE		12020
Southern Co		COM	842587107	1585	44500	SHRS		SOLE		44500
Starbucks Corp		COM	855244109	1553	88748	SHRS		SOLE		88748
Steinway Musical Ins	COM	858495104	587	20575	SHRS		SOLE		20575
Stryker Corp		COM	863667101	1289	19821	SHRS		SOLE		19821
Tootsie Roll Inds	COM	890516107	787	31247	SHRS		SOLE		31247
Total S A		COM	89151E109	1231	16630	SHRS		SOLE		16630
United Technologies	COM	913017109	2008	29175	SHRS		SOLE		29175
United Parcel Svc	COM	911312106	2288	31335	SHRS		SOLE		31335
Walgreen Company	COM	931422109	2944	77296	SHRS		SOLE		77296
Walt Disney Co		COM	254687106	2067	65855	SHRS		SOLE		65855
Washington Federal	COM	938824109	1775	77719	SHRS		SOLE		77719
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